Shareholder Report, Line Graph (Details) - USD ($)		6 Months Ended	12 Months Ended	24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Jun. 30, 2016	Jun. 30, 2026	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2026
C000002893
Account Value [Line Items]
Line Graph and Table Measure Name		The Gabelli Growth Fund - Class AAA
C000002895
Account Value [Line Items]
Line Graph and Table Measure Name		The Gabelli Growth Fund - Class C
C000002896
Account Value [Line Items]
Line Graph and Table Measure Name		The Gabelli Growth Fund - Class I
C000002892
Account Value [Line Items]
Line Graph and Table Measure Name		The Gabelli Growth Fund - Class A
S&P 500 Index
Account Value [Line Items]
Accumulated Value	$ 10,000		$ 11,790	$ 13,484	$ 14,889	$ 16,007	$ 22,537	$ 20,143	$ 24,090	$ 30,006	$ 34,555	$ 42,268
S&P 500 Index
Account Value [Line Items]
Accumulated Value	10,000		11,790	13,484	14,889	16,007	22,537	20,143	24,090	30,006	34,555	42,268
S&P 500 Index
Account Value [Line Items]
Accumulated Value	50,000		58,950	67,421	74,446	80,037	112,685	100,717	120,448	150,030	172,775	211,338
S&P 500 Index
Account Value [Line Items]
Accumulated Value	10,000		11,790	13,484	14,889	16,007	22,537	20,143	24,090	30,006	34,555	42,268
Russell 1000 Growth Index
Account Value [Line Items]
Accumulated Value	10,000		12,042	14,753	16,458	20,289	28,913	23,486	29,853	39,847	46,709	54,981
Russell 1000 Growth Index
Account Value [Line Items]
Accumulated Value	10,000		12,042	14,753	16,458	20,289	28,913	23,486	29,853	39,847	46,709	54,981
Russell 1000 Growth Index
Account Value [Line Items]
Accumulated Value	50,000		60,210	73,763	82,290	101,447	144,563	117,428	149,263	199,236	233,545	274,906
Russell 1000 Growth Index
Account Value [Line Items]
Accumulated Value	$ 10,000		$ 12,042	$ 14,753	$ 16,458	$ 20,289	$ 28,913	$ 23,486	$ 29,853	$ 39,847	$ 46,709	$ 54,981